UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-719

The Value Line Convertible Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

David T. Henigson
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: April 30, 2005

Date of reporting period: January 31, 2005

ITEM 1: SCHEDULE OF INVESTMENTS.
Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)                            January 31, 2006
--------------------------------------------------------------------------------

     Principal
      Amount                                                         Value
  -----------------------------------------------------------------------------
   CONVERTIBLE CORPORATE BONDS & NOTES  (59.0%)

                   ADVERTISING  (0.6%)
   $     200,000     Lamar Advertising Co. 2.88%,
                      12/31/10                                    $   212,250
                   AEROSPACE/DEFENSE  (1.0%)
         150,000     Alliant Techsystems, Inc. 2.75%,
                      2/15/24                                         162,750
          50,000     L-3 Communications Corp. 3.00%,
                      8/1/35                                           51,375
         150,000     L-3 Communications Corp. 3.00%,
                      8/1/35                                          154,125
                                                                  -----------
                                                                      368,250

                   AIR TRANSPORT  (0.3%)
         250,000     Mesa Air Group, Inc. 2.48%,
                      6/16/23 ***                                     128,438
                   AUTO & TRUCK  (1.0%)
         400,000     Navistar Financial Corp. 4.75%,
                      4/1/09                                          360,500
                   BUILDING MATERIALS  (1.1%)
         250,000     Fluor Corp. 1.50%, 2/15/24                       400,000
                   CABLE TV  (0.7%)
         250,000     Mediacom Communications Corp.
                      5.25%, 7/1/06                                   247,500
                   COMPUTER SOFTWARE & SERVICES (3.3%)
         200,000     Adaptec, Inc. 0.75%, 12/22/23                    172,500
         200,000     CIBER, Inc. 2.88%, 12/15/23                      169,750
         250,000     Comverse Technology, Inc. 0.0%,
                      5/15/23                                         385,937
         100,000     DST Systems, Inc. Series B, 3.63%,
                      8/15/23                                         123,750
         250,000     Electronic Data Systems Corp.
                      3.88%, 7/15/23                                  252,813
         100,000     Fair Isaac Corp. 1.50%, 8/15/23                  111,375
                                                                  -----------
                                                                    1,216,125
                   DIVERSIFIED COMPANIES  (1.9%)
         150,000     Danaher Corp. 0.0%, 1/22/21                      125,063
         250,000     GATX Corp. 7.50%, 2/1/07                         311,875
         250,000     Tyco International Group S.A.
                     Series A, 2.75%, 1/15/18                         287,187
                                                                  -----------
                                                                      724,125
                   DRUG  (5.3%)
         200,000     deCODE genetics, Inc. 3.50%,
                      4/15/11                                         177,250
         250,000     Genzyme Corp. 1.25%, 12/1/23                     283,437
         200,000     InterMune, Inc. 0.25%, 3/1/11                    203,000
         300,000     Sepracor, Inc. 5.00%, 2/15/07                    297,750
         200,000     Teva Pharmaceutical Finance, LLC
                      Series A, 0.50%, 2/1/24                         234,500
         350,000     Valeant Pharmaceuticals
                     International 4.00%, 11/15/13                    305,812
         150,000     Watson Pharmaceuticals, Inc.
                      1.75%, 3/15/23                                  144,938
         300,000     Wyeth, 4.24%, 1/15/24 *                          310,950
                                                                  -----------
                                                                    1,957,637
                   ELECTRICAL UTILITY - CENTRAL (0.8%)
         250,000     CenterPoint Energy, Inc. 3.75%,
                      5/15/23                                         291,250
                   ELECTRICAL UTILITY - EAST  (0.7%)
         200,000     PPL Energy Supply LLC 2.63%,
                      5/15/23                                         244,000
                   ELECTRONICS  (0.7%)
         250,000     Avnet, Inc. 2.00%, 3/15/34                       243,750
                   ENTERTAINMENT  (1.8%)
         200,000     Liberty Media Corp. (convertible
                      into Time Warner, Inc. common)
                      0.75%, 3/30/23                                  214,750
         250,000     Liberty Media Corp. (convertible
                      into Viacom, Inc. Class B common)
                      3.25%, 3/15/31                                  193,125
         250,000     Walt Disney Co. (The) 2.13%,
                      4/15/23                                         255,625
                                                                  -----------
                                                                      663,500
                   ENTERTAINMENT TECHNOLOGY  (0.5%)
         150,000     Scientific Games Corp. 0.75%,
                      12/1/24                                         179,813
                   ENVIRONMENTAL  (1.4%)
         350,000     Allied Waste North America, Inc.
                      4.25%, 4/15/34                                  303,187
         200,000     Waste Connections, Inc.  5.18%,
                      5/1/22 **                                       220,360
                                                                  -----------
                                                                      523,547
                   FINANCIAL SERVICES - DIVERSIFIED
                    (2.4%)
         100,000     Aon Corp. 3.50%, 11/15/12                        161,500
         200,000     CapitalSource, Inc. 3.50%, 7/15/34               191,000
         200,000     Financial Federal Corp. 2.00%,
                      4/15/34                                         219,000
         250,000     Leucadia National Corp. 3.75%,
                      4/15/14                                         313,750
                                                                  -----------
                                                                      885,250
                   GROCERY  (0.6%)
         250,000     Wild Oats Markets, Inc.  3.25%,
                      5/15/34 ++ ***                                  225,938
                   HEALTH CARE INFORMATION SYSTEMS
                    (1.3%)
         300,000     Incyte Corp. 3.50%, 2/15/11                      229,875
         300,000     WebMD Corp. 1.75%, 6/15/23                       254,250
                                                                   -----------
                                                                      484,125
--------------------------------------------------------------------------------
                                                                               1

                                               Value Line Convertible Fund, Inc.

                                                                January 31, 2006
--------------------------------------------------------------------------------

     Principal
      Amount                                                         Value
  -----------------------------------------------------------------------------
                   HOTEL/GAMING  (1.3%)
  $      250,000     Host Marriott L.P. 3.25%,
                      4/15/24 ++                                $     303,750
         150,000     Starwood Hotels & Resorts
                      Worldwide, Inc. 3.50%, 5/16/23                  183,938
                                                                   ----------
                                                                      487,688
                   HOUSEHOLD PRODUCTS  (0.9%)
         250,000     Church & Dwight Company, Inc.
                      5.25%, 8/15/33                                  324,063
                   INDUSTRIAL SERVICES  (1.9%)
         250,000     Amdocs Ltd. 0.50%, 3/15/24                       239,687
         200,000     CSG Systems International, Inc.
                      2.50%, 6/15/24                                  199,500
         200,000     Quanta Services, Inc. 4.50%,
                      10/1/23                                         273,500
                                                                   ----------
                                                                      712,687
                   INVESTMENT MANAGEMENT/
                   ADVISORY SERVICES  (0.5%)
         200,000     Franklin Resources, Inc. 0.0%,
                      5/11/31                                         184,500
                   INTERNET  (0.4%)
         100,000     Yahoo!, Inc. 0.0%, 4/1/08                        169,125
                   MACHINERY  (1.2%)
         200,000     Actuant Corp. 2.00%, 11/15/23                    301,000
         250,000     Roper Industries, Inc. 1.48%,
                      1/15/34  ***                                    139,063
                                                                   ----------
                                                                      440,063
                   MEDICAL SERVICES  (0.8%)
         250,000     PSS World Medical, Inc. 2.25%,
                      3/15/24                                         283,438
                   MEDICAL SUPPLIES  (2.9%)
         200,000     Advanced Medical Optics, Inc.
                      2.50%, 7/15/24                                  212,250
         300,000     ALZA Corp., 0.0%, 7/28/20                        237,000
         100,000     Cytyc Corp. 2.25%, 3/15/24                       113,875
         300,000     Edwards Lifesciences Corp. 3.88%,
                      5/15/33                                         300,375
         200,000     St. Jude Medical, Inc. 2.80%,
                      12/15/35                                        199,500
                                                                   ----------
                                                                    1,063,000

                   METALS & MINING DIVERSIFIED (0.6%)
         100,000     Freeport-McMoRan Copper & Gold,
                      Inc. 7.00%, 2/11/11                             211,500
                   OILFIELD SERVICES/EQUIPMENT  (5.0%)
         200,000     Cooper Cameron Corp. 1.50%,
                      5/15/24                                         302,500
         250,000     Halliburton Co. 3.13%, 7/15/23                   540,312

         150,000     Nabors Industries, Inc. 0.0%,
                      6/15/23                                         187,688
         250,000     Pride International, Inc. 3.25%,
                      5/1/33                                          366,250
         250,000     Schlumberger Ltd. 1.50%, 6/1/23                  444,062
                                                                   ----------
                                                                    1,840,812
                   PETROLEUM - INTEGRATED  (0.3%)
         100,000     McMoRan Exploration Co. 5.25%,
                      10/6/11                                         131,000
                   POWER INDUSTRY  (0.3%)
         100,000     Headwaters, Inc. 2.88%, 6/1/16                   129,750
                   PRECISION INSTRUMENT  (0.4%)
         150,000     Eastman Kodak Co. 3.38%, 10/15/33                151,875
                   RAILROAD  (0.9%)
         350,000     CSX Corp. 0.0%, 10/30/21                         344,313
                   RECREATION  (1.3%)
         100,000     Carnival Corp. 2.00%, 4/15/21                    133,250
         100,000     Carnival Corp. 0.0%, 10/24/21                     85,875
         250,000     Hasbro, Inc. 2.75%, 12/1/21                      269,687
                                                                   ----------
                                                                      488,812
                   RETAIL - AUTOMOTIVE  (0.5%)
         200,000     PEP Boys-Manny Moe & Jack (The)
                      4.25%, 6/1/07                                   196,250
                   RETAIL - SPECIAL LINES  (0.8%)
         250,000     Best Buy Company, Inc. 2.25%,
                      1/15/22                                         296,250
                   RETAIL BUILDING SUPPLY  (0.7%)
         250,000     Lowe's Companies, Inc.  0.86%,
                      10/19/21 *                                      277,500
                   RETAIL STORE  (0.6%)
         100,000     Costco Wholesale Corp. 0.0%,
                      8/19/17                                         113,250
         100,000     Men's Wearhouse, Inc. (The) 3.13%,
                      10/15/23                                        128,250
                                                                   ----------
                                                                      241,500
                   SEMICONDUCTOR  (2.2%)
         250,000     Fairchild Semiconductor Corp.
                      5.00%, 11/1/08                                  247,500
         300,000     LSI Logic Corp. 4.00%, 5/15/10                   303,375
         150,000     ON Semiconductor Corp. 0.0%,
                      4/15/24                                         137,625
         150,000     Skyworks Solutions, Inc. 4.75%,
                      11/15/07                                        147,187
                                                                   ----------
                                                                      835,687
                   STEEL - GENERAL  (0.8%)
         200,000     Ryerson Tull, Inc. 3.50%, 11/1/24                307,750

--------------------------------------------------------------------------------
2

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)                            January 31, 2006
--------------------------------------------------------------------------------

     Principal
      Amount                                                         Value
  -----------------------------------------------------------------------------
                   TELECOMMUNICATION SERVICES  (2.7%)
  $      200,000     American Tower Corp. 3.00%,
                      8/15/12                                     $   320,500
         200,000     Commonwealth Telephone
                      Enterprises, Inc. 3.25%, 7/15/23                195,000
         250,000     NII Holdings, Inc. 2.88%, 2/1/34                 482,187
                                                                  -----------
                                                                      997,687
                   TELECOMMUNICATIONS EQUIPMENT (3.9%)
         500,000     Agere Systems, Inc. 6.50%,
                      12/15/09                                        493,750
         150,000     Andrew Corp. 3.25%, 8/15/13                      165,000
         250,000     Anixter International, Inc. 0.0%,
                      7/7/33                                          174,375
         300,000     Finisar Corp. 2.50%, 10/15/10                    297,750
         100,000     Juniper Networks, Inc. 0.0%,
                      6/15/08                                         105,750
         200,000     Tekelec 2.25%, 6/15/08                           202,750
                                                                  -----------
                                                                    1,439,375
                   THERAPEUTICS  (0.5%)
         200,000     NPS Pharmaceuticals, Inc. 3.00%,
                      6/15/08                                         177,000
                   TIRE & RUBBER  (0.6%)
         150,000     Goodyear Tire & Rubber Co. (The)
                      4.00%, 6/15/34++                                214,500
                   WIRELESS NETWORKING  (1.6%)
         150,000     Nextel Partners, Inc. 1.50%,
                      11/15/08                                        328,312
         200,000     Powerwave Technologies, Inc.
                      1.88%, 11/15/24                                 284,750
                                                                  -----------
                                                                      613,062
                                                                  -----------
                    TOTAL CONVERTIBLE CORPORATE BONDS &
                      NOTES
                      (Cost $20,141,720)                           21,915,185
                                                                  -----------

   Shares                                                            Value
  ----------------------------------------------------------------------------
   CONVERTIBLE PREFERRED STOCK  (21.4%)

                   AUTO & TRUCK  (0.5%)
   $       6,000     Ford Motor Company Capital Trust
                      II 6.50%, Pfd.                              $   192,900
                    BEVERAGE - ALCOHOLIC  (0.8%)
           7,000     Constellation Brands, Inc. Series
                      A 5.75%, Pfd.                                   280,000

                   CHEMICAL - DIVERSIFIED  (0.6%)
           5,000     Huntsman Corp. 5.00%, Pfd.                       229,650
                   DRUG  (0.7%)
           5,000     Schering-Plough Corp. 6.00%, Pfd.                256,400
                   ELECTRICAL UTILITY - CENTRAL (0.3%)
           4,000     Aquila, Inc. 6.75%, Pfd. +                       127,120
                   ELECTRICAL UTILITY - EAST  (1.3%)
           6,000     FPL Group, Inc. 8.00%, Pfd.                      373,200
           2,000     PNM Resources, Inc. 6.75%, Pfd.                   94,760
                                                                  -----------
                                                                      467,960
                   ENVIRONMENTAL  (0.4%)
           3,000     Allied Waste Industries, Inc.
                      6.25%, Pfd.                                     150,450
                   FINANCIAL SERVICES - DIVERSIFIED
                    (1.8%)
               3     Federal National Mortgage
                      Association 5.38%, Pfd. ++                      288,745
           5,000     Hartford Financial Services Group,
                      Inc. (The) 7.00%, Pfd. 367,700
                                                                  -----------
                                                                      656,445
                   GROCERY  (0.4%)
           6,000     Albertson's, Inc. 7.25%, Pfd.                    147,300
                   HOTEL/GAMING  (1.0%)
           5,727     Host Marriott Corp. Financial
                      Trust 6.75%, Pfd.                               369,392
                   INSURANCE - LIFE  (2.4%)
           5,000     Conseco, Inc. 5.50%, Pfd.                        146,875
           8,000     Genworth Financial, Inc. Class A,
                      6.00%, Pfd.                                     286,800
           4,000     MetLife, Inc. 6.38%, Pfd.                        110,000
           2,000     Reinsurance Group of America, Inc.
                      5.75%, Pfd.                                     121,250
           6,000     UnumProvident Corp. 8.25%, Pfd.                  232,560
                                                                  -----------
                                                                      897,485
                   INSURANCE - PROPERTY & CASUALTY
                    (0.7%)
           8,000     Chubb Corp. (The) 7.00%, Pfd.                    268,640
                   INTERNET  (0.2%)
           2,000     E*Trade Financial Corp. 6.13%, Pfd.               62,420
                   MACHINERY  (0.8%)
           2,000     Cummins Capital Trust I 7.00%, Pfd.              204,750
           2,000     United Rentals Trust I 6.50%, Pfd.                91,750
                                                                   -----------
                                                                      296,500
--------------------------------------------------------------------------------
3

                                               Value Line Convertible Fund, Inc.

                                                                January 31, 2006
--------------------------------------------------------------------------------

   Shares                                                            Value
  ---------------------------------------------------------------------------
                   MEDICAL SUPPLIES  (0.3%)
  $        2,000     Baxter International, Inc. 7.00%,
                      Pfd.                                    $       103,120
                   METALS & MINING DIVERSIFIED (0.7%)
             200     Freeport-McMoRan Copper & Gold,
                      Inc. 5.50%, Pfd.                                270,875
                   NATURAL GAS - DISTRIBUTION  (0.4%)
           2,000     Southern Union Co. 5.75%, Pfd.                   150,640
                   NATURAL GAS - DIVERSIFIED  (0.6%)
           2,000     Williams Companies, Inc. (The)
                      5.50%, Pfd.                                     224,250
                   OFFICE EQUIPMENT & SUPPLIES (0.6%)
           2,000     Xerox Corp. 6.25%, Series C , Pfd.               239,000
                   OILFIELD SERVICES/EQUIPMENT (0.5%)
           4,000     Hanover Compressor Co. 7.25%, Pfd.               197,000
                   PETROLEUM - INTEGRATED  (1.4%)
           4,000     Amerada Hess Corp. 7.00%, Pfd.                   521,400
                   PETROLEUM - PRODUCING  (1.2%)
           1,000     Chesapeake Energy Corp. 4.50%, Pfd.              102,000
             150     Chesapeake Energy Corp. 4.13%, Pfd.              322,837
                                                                   ----------
                                                                      424,837
                   PHARMACY SERVICES (0.1%)
             500     Omnicare, Inc. 4.00%, Series B,
                      Pfd.                                             32,800
                   POWER INDUSTRY  (0.8%)
           7,000     AES Trust III 6.75%, Pfd.                        309,750
                   R.E.I.T.  (0.6%)
           3,000     Simon Property Group, Inc. 6.00%,
                      Pfd.                                            206,250
                   TELECOMMUNICATIONS EQUIPMENT  (1.0%)
             400     Lucent Technologies Capital Trust
                      I 7.75%, Pfd.                                   380,650
                   THRIFT  (1.3%)
           5,000     Sovereign Cap Trust IV 4.38%, Pfd.               225,637
           5,000     Washington Mutual Capital Trust I
                      5.38%, Pfd.                                     272,500
                                                                   ----------
                                                                      498,137
                                                                   ----------
                   TOTAL CONVERTIBLE PREFERRED STOCK
                     (Cost $7,231,812)                              7,961,371
                                                                   ----------

  COMMON STOCKS  (10.2%)

                   ADVERTISING  (0.1%)
       1,000       aQuantive, Inc.  +                                  26,010
                   AEROSPACE/DEFENSE  (0.5%)
       2,504       L-3 Communications Holdings, Inc.                  202,874
                   AIR TRANSPORT  (0.3%)
       1,000       FedEx Corp.                                        101,150
                   BANK  (0.6%)
       2,186       Commerce Bancorp, Inc.                              73,100
       2,355       State Street Corp.                                 142,383
                                                                   ----------
                                                                      215,483
                   BIOTECHNOLOGY  (0.2%)
       1,000       Amgen, Inc.  +                                      72,890
                   CEMENT & AGGREGATES  (0.1%)
       1,000       Florida Rock Industries, Inc.                       54,060
                    COAL  (1.0%)
       1,000       Arch Coal, Inc.                                     86,720
       1,000       CONSOL Energy, Inc.                                 72,900
       2,000       Joy Global, Inc.                                   108,080
       1,000       Peabody Energy Corp.                                99,510
                                                                   ----------
                                                                      367,210
                   COMPUTER & PERIPHERALS  (0.2%)
       1,000       International Business Machines Corp.               81,300
                   COMPUTER SOFTWARE & SERVICES (0.3%)
       2,000       Affiliated Computer Services, Inc.  +              125,200
                   DIVERSIFIED COMPANIES  (0.2%)
       1,000       Vornado Realty Trust                                88,340
                   DRUG  (0.5%)
       1,000       Amylin Pharmaceuticals, Inc.  +                     42,400
       1,000       Celgene Corp.  +                                    71,150
       1,000       Gilead Sciences, Inc.  +                            60,870
                                                                   ----------
                                                                      174,420
                   ELECTRICAL EQUIPMENT  (0.2%)
       2,000       Thomas & Betts Corp.  +                             89,300
                   ELECTRONICS  (0.4%)
       2,000       Harris Corp.                                        92,860
--------------------------------------------------------------------------------
4

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)                            January 31, 2006
--------------------------------------------------------------------------------

   Shares                                                            Value
  ----------------------------------------------------------------------------
       2,000       MEMC Electronic Materials, Inc.  +             $    57,160
                                                                   ----------
                                                                      150,020
                   FINANCIAL SERVICES - DIVERSIFIED (0.3%)
       1,000       Citigroup, Inc.                                     46,580
       1,000       SLM Corp.                                           55,960
                                                                   ----------
                                                                      102,540
                   FOREIGN ELECTRONICS  (0.2%)
       1,000       CANON, Inc.  (ADR)                                  60,220
                   FOREIGN TELECOMMUNICATIONS  (0.1%)
       1,000       Telecom Corporation of New Zealand Ltd.
                    (ADR)                                              31,070
                   HOTEL/GAMING  (0.2%)
       1,000       Harrah's Entertainment, Inc.                        73,600
                   INSURANCE - LIFE  (0.2%)
       1,034       Prudential Financial, Inc.                          77,902
                   MEDICAL SERVICES  (1.3%)
       2,000       Aetna, Inc.                                        193,600
       2,100       UnitedHealth Group, Inc.                           124,782
       2,000       WellPoint, Inc.  +                                 153,600
                                                                   ----------
                                                                      471,982
                   MEDICAL SUPPLIES  (0.4%)
       2,000       Fisher Scientific International, Inc.  +           133,740
                   METALS & MINING DIVERSIFIED (0.3%)
       2,000       BHP Billiton Ltd.  (ADR)                            78,900
       1,000       Inco Ltd.                                           51,280
                                                                   ----------
                                                                      130,180
                   NATURAL GAS - DIVERSIFIED  (0.3%)
       1,000       Devon Energy Corp.                                  68,210
       1,000       XTO Energy, Inc.                                    49,080
                                                                   ----------
                                                                      117,290
                   OFFICE EQUIPMENT & SUPPLIES  (0%)
         470       ACCO Brands Corp.  +                                11,609
                   OILFIELD SERVICES/EQUIPMENT (0.2%)
       1,000       National Oilwell Varco, Inc.  +                     76,070
                   PETROLEUM - INTEGRATED  (0.2%)
       1,000       ConocoPhillips                                      64,700

                   POWER INDUSTRY  (0.2%)
       2,000       PrimeWest Energy Trust                              64,980
                   R.E.I.T.  (0.4%)
       1,000       General Growth Properties, Inc.                     51,600
       1,000       SL Green Realty Corp.                               84,040
                                                                   ----------
                                                                      135,640
                   RAILROAD  (0.6%)
       1,000       Burlington Northern Santa Fe Corp.                  80,120
       1,000       Canadian National Railway Co.                       90,390
       1,000       Norfolk Southern Corp.                              49,840
                                                                   ----------
                                                                      220,350
                   RETAIL BUILDING SUPPLY  (0.2%)
       1,000       Watsco, Inc.                                        70,740
                   SECURITIES BROKERAGE  (0.4%)
       1,000       Lehman Brothers Holdings, Inc.                     140,450
                   SEMICONDUCTOR  (0%)
         534       Freescale Semiconductor, Inc.  Class B+             13,483
                   THRIFT  (0.1%)
         996       Washington Mutual, Inc.                             42,151
                                                                   ----------
                     TOTAL COMMON STOCKS
                     (Cost $2,957,176)                              3,786,954
                                                                   ----------
                     TOTAL INVESTMENT SECURITIES (90.6%)
                     (Cost $30,330,708)                            33,663,510
                                                                   ----------

     Principal
      Amount                                                         Value
  ---------------------------------------------------------------------------
   REPURCHASE AGREEMENTS **** (8.4%)

  $    1,500,000     With Morgan Stanley & Co., 4.34%,
                     dated 1/31/06, due 2/1/06,
                     delivery value $1,500,181
                     (collateralized by $1,175,000 U.S.
                     Treasury Notes 7.125%, due
                     2/15/23, with a value of
                     $1,539,877)                                    1,500,000
       1,600,000     With UBS Warburg, LLC, 4.33%,
                     dated 1/31/06, due 2/1/06,
                     delivery value $1,600,192
                     (collateralized by $1,494,000 U.S.
                     Treasury Notes 5.25%, due 2/15/29
                     with a value of $1,640,203)                    1,600,000
                                                                   ----------
                     TOTAL REPURCHASE AGREEMENTS
                       (Cost $3,100,000)                            3,100,000
                                                                   ----------

--------------------------------------------------------------------------------
                                                                               5

                                               Value Line Convertible Fund, Inc.

                                                                January 31, 2006
--------------------------------------------------------------------------------

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.0%)                 377,594
                                                                  -----------
NET ASSETS  (100%)                                                $37,141,104
                                                                  -----------
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER
OUTSTANDING SHARE
($37,141,104 / 2,968,376 shares outstanding)                      $     12.51
                                                                  -----------

+        Non-income producing.

++ Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investor.

*        Rate at 1/31/06. Floating rate changes semi-annually.

**       Rate at 1/31/06. Floating rate changes quarterly.

*** Step Bond--the interest stated is as of 1/31/2006 and will reset at a Future date.

**** The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.

ADR      American Depositary Receipts

The Fund's unrealized appreciation/(depreciation) as of January 31, 2006 was as follows:

                                                       Total Net
                                                       Unrealized
Total Cost      Appreciation      Depreciation         Appreciation
-------------------------------------------------------------------
$33,430,708     $3,930,835        $(598,033)            $3,332,802


--------------------------------------------------------------------------------
6

ITEM 2. CONTROLS AND PROCEDURES.
(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.   EXHIBITS:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By      /s/ Jean B. Buttner
        ---------------------------------------
        Jean B. Buttner, President

Date:   March 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jean B. Buttner
        ----------------------------------------------------------
        Jean B. Buttner, President, Principal Executive Officer

By:     /s/ Stephen R. Anastasio
        -------------------------------------------------------------------
        Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:   March 29, 2006